Distribution Date:	07/15/22	WFRBS Commercial Mortgage Trust 2013-C12
Determination Date:	07/11/22
Next Distribution Date:	08/17/22
Record Date:	06/30/22	Commercial Mortgage Pass-Through Certificates
Series 2013-C12

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue, 2nd Floor, J0127-023 | New York, NY 10152 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Additional Information	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Balances	7	Master & Special Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	8-12		Kathleen Luzik	(703) 302-1902
Mortgage Loan Detail (Part 1)	13-15		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 2)	16-18	Special Servicer	Rialto Capital Advisors, LLC
Principal Prepayment Detail	19		General	(305) 229-6465
Historical Detail	20		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Delinquency Loan Detail	21	Administrative Agent	Pentalpha Surveillance LLC
			Don Simon	(203) 660-6100
Collateral Stratification and Historical Detail	22
			PO Box 4839 | Greenwich, CT 06831 | United States
Specially Serviced Loan Detail - Part 1	23
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 2	24		Bank, N.A.
Modified Loan Detail	25		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
					trustadministrationgroup@wellsfargo.com
Historical Liquidated Loan Detail	26		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27	Trustee	U.S. Bank National Association
Interest Shortfall Detail - Collateral Level	28		General Contact	(312) 332-7457
Supplemental Notes	29		190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	92937FAA9	0.735000%	63,911,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92937FAB7	2.072000%	142,980,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92937FAC5	2.880000%	165,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FX	92937FAS0	3.150000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FL	92937FAQ4	2.173430%	90,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	92937FAD3	3.198000%	298,198,000.00	208,339,419.27	0.00	555,224.55	0.00	0.00	555,224.55	208,339,419.27	62.27%	30.00%
A-SB	92937FAE1	2.838000%	101,955,000.00	13,513,631.65	1,248,859.39	31,959.74	0.00	0.00	1,280,819.13	12,264,772.26	62.27%	30.00%
A-S	92937FAF8	3.560000%	120,070,000.00	120,070,000.00	0.00	356,207.67	0.00	0.00	356,207.67	120,070,000.00	41.73%	20.25%
B	92937FAG6	3.863000%	75,429,000.00	75,429,000.00	0.00	242,818.52	0.00	0.00	242,818.52	75,429,000.00	28.83%	14.13%
C	92937FAH4	4.315344%	50,799,000.00	50,799,000.00	0.00	182,679.32	0.00	0.00	182,679.32	50,799,000.00	20.14%	10.00%
D	92937FAU5	4.390344%	41,563,000.00	41,563,000.00	0.00	152,063.24	0.00	0.00	152,063.24	41,563,000.00	13.03%	6.63%
E	92937FAX9	3.500000%	27,709,000.00	27,709,000.00	0.00	80,817.92	0.00	0.00	80,817.92	27,709,000.00	8.29%	4.38%
F	92937FAY7	3.500000%	16,933,000.00	16,933,000.00	0.00	49,387.92	0.00	0.00	49,387.92	16,933,000.00	5.40%	3.00%
G	92937FBB6	3.500000%	36,945,114.00	31,546,658.61	0.00	88,545.50	0.00	0.00	88,545.50	31,546,658.61	0.00%	0.00%
R	92937FBE0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	92937FBD2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,231,492,114.01	585,902,709.53	1,248,859.39	1,739,704.38	0.00	0.00	2,988,563.77	584,653,850.14

X-A	92937FAJ0	1.079452%	982,114,000.00	341,923,050.92	0.00	307,574.67	0.00	0.00	307,574.67	340,674,191.53
X-B	92937FAL5	0.345304%	126,228,000.00	126,228,000.00	0.00	36,322.49	0.00	0.00	36,322.49	126,228,000.00
X-C	92937FAP6	0.890344%	81,587,114.00	76,188,658.61	0.00	56,528.45	0.00	0.00	56,528.45	76,188,658.61
Notional SubTotal			1,189,929,114.00	544,339,709.53	0.00	400,425.61	0.00	0.00	400,425.61	543,090,850.14

Deal Distribution Total					1,248,859.39	2,140,129.99	0.00	0.00	3,388,989.38

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92937FAA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92937FAB7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92937FAC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FX	92937FAS0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FL	92937FAQ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	92937FAD3	698.66135678	0.00000000	1.86193251	0.00000000	0.00000000	0.00000000	0.00000000	1.86193251	698.66135678
A-SB	92937FAE1	132.54506057	12.24912353	0.31346908	0.00000000	0.00000000	0.00000000	0.00000000	12.56259261	120.29593703
A-S	92937FAF8	1,000.00000000	0.00000000	2.96666669	0.00000000	0.00000000	0.00000000	0.00000000	2.96666669	1,000.00000000
B	92937FAG6	1,000.00000000	0.00000000	3.21916663	0.00000000	0.00000000	0.00000000	0.00000000	3.21916663	1,000.00000000
C	92937FAH4	1,000.00000000	0.00000000	3.59612040	0.00000000	0.00000000	0.00000000	0.00000000	3.59612040	1,000.00000000
D	92937FAU5	1,000.00000000	0.00000000	3.65862041	0.00000000	0.00000000	0.00000000	0.00000000	3.65862041	1,000.00000000
E	92937FAX9	1,000.00000000	0.00000000	2.91666679	0.00000000	0.00000000	0.00000000	0.00000000	2.91666679	1,000.00000000
F	92937FAY7	1,000.00000000	0.00000000	2.91666686	0.00000000	0.00000000	0.00000000	0.00000000	2.91666686	1,000.00000000
G	92937FBB6	853.87904365	0.00000000	2.39667687	0.09380374	13.33762862	0.00000000	0.00000000	2.39667687	853.87904365
R	92937FBE0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	92937FBD2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92937FAJ0	348.15006295	0.00000000	0.31317614	0.00000000	0.00000000	0.00000000	0.00000000	0.31317614	346.87845966
X-B	92937FAL5	1,000.00000000	0.00000000	0.28775303	0.00000000	0.00000000	0.00000000	0.00000000	0.28775303	1,000.00000000
X-C	92937FAP6	933.83200943	0.00000000	0.69286003	0.00000000	0.00000000	0.00000000	0.00000000	0.69286003	933.83200943

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3FL	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	06/01/22 - 06/30/22	30	0.00	555,224.55	0.00	555,224.55	0.00	0.00	0.00	555,224.55	0.00
A-SB	06/01/22 - 06/30/22	30	0.00	31,959.74	0.00	31,959.74	0.00	0.00	0.00	31,959.74	0.00
X-A	06/01/22 - 06/30/22	30	0.00	307,574.67	0.00	307,574.67	0.00	0.00	0.00	307,574.67	0.00
X-B	06/01/22 - 06/30/22	30	0.00	36,322.49	0.00	36,322.49	0.00	0.00	0.00	36,322.49	0.00
X-C	06/01/22 - 06/30/22	30	0.00	56,528.45	0.00	56,528.45	0.00	0.00	0.00	56,528.45	0.00
A-S	06/01/22 - 06/30/22	30	0.00	356,207.67	0.00	356,207.67	0.00	0.00	0.00	356,207.67	0.00
B	06/01/22 - 06/30/22	30	0.00	242,818.52	0.00	242,818.52	0.00	0.00	0.00	242,818.52	0.00
C	06/01/22 - 06/30/22	30	0.00	182,679.32	0.00	182,679.32	0.00	0.00	0.00	182,679.32	0.00
D	06/01/22 - 06/30/22	30	0.00	152,063.24	0.00	152,063.24	0.00	0.00	0.00	152,063.24	0.00
E	06/01/22 - 06/30/22	30	0.00	80,817.92	0.00	80,817.92	0.00	0.00	0.00	80,817.92	0.00
F	06/01/22 - 06/30/22	30	0.00	49,387.92	0.00	49,387.92	0.00	0.00	0.00	49,387.92	0.00
G	06/01/22 - 06/30/22	30	489,294.62	92,011.09	0.00	92,011.09	3,465.59	0.00	0.00	88,545.50	492,760.21
Totals			489,294.62	2,143,595.58	0.00	2,143,595.58	3,465.59	0.00	0.00	2,140,129.99	492,760.21

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information

Total Available Distribution Amount (1)	3,388,989.38
Benchmark: 1-Month LIBOR
Current Period 1 Month LIBOR %	1.523430
Next Period 1 Month LIBOR %	1.999140
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,160,622.85	Master Servicing Fee	14,097.81
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administration Fee	1,521.88
Interest Adjustments	0.00	Trustee Fee	187.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	1,220.63
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,160,622.85	Total Fees	17,027.33

Principal		Expenses/Reimbursements
Scheduled Principal	1,248,859.47	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	1,207.91
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	987.24
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,270.44
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,248,859.47	Total Expenses/Reimbursements	3,465.59

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,140,129.99
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,248,859.39
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,388,989.38
Total Funds Collected	3,409,482.32	Total Funds Distributed	3,409,482.30

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	585,902,709.53	585,902,709.53	Beginning Certificate Balance	585,902,709.53
(-) Scheduled Principal Collections	1,248,859.47	1,248,859.47	(-) Principal Distributions	1,248,859.39
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	(0.08)	(0.08)	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	584,653,850.14	584,653,850.14	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	586,148,180.20	586,148,180.20	Ending Certificate Balance	584,653,850.14
Ending Actual Collateral Balance	584,916,208.64	584,916,208.64

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.39%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	20	194,987,988.55	33.35%	11	4.3739	NAP	Defeased	20	194,987,988.55	33.35%	11	4.3739	NAP
1,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.40 or less	10	69,435,957.55	11.88%	8	4.5256	1.128655
1,000,001 to 2,000,000	8	10,713,315.57	1.83%	7	5.1405	2.278477	1.41 to 1.50	5	29,464,131.36	5.04%	28	4.4010	1.460181
2,000,001 to 3,000,000	3	7,587,890.94	1.30%	88	4.6528	1.471848	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
3,000,001 to 4,000,000	2	6,865,619.32	1.17%	8	4.8375	1.687904	1.61 to 1.70	2	11,296,544.63	1.93%	8	4.5087	1.679516
4,000,001 to 5,000,000	6	26,728,398.46	4.57%	8	4.6244	1.869661	1.71 to 1.80	2	3,643,552.80	0.62%	7	4.9601	1.766991
5,000,001 to 6,000,000	2	11,616,351.95	1.99%	8	4.1867	4.732732	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
6,000,001 to 7,000,000	3	19,526,284.22	3.34%	6	4.6903	2.368334	1.91 to 2.00	2	10,293,767.33	1.76%	7	4.9824	1.945494
7,000,001 to 8,000,000	4	29,148,644.36	4.99%	7	4.5154	2.018157	2.01 to 2.25	5	52,510,569.39	8.98%	7	4.3354	2.065154
8,000,001 to 9,000,000	4	33,320,227.57	5.70%	8	4.2361	1.144445	2.26 to 2.50	3	114,505,837.29	19.59%	8	4.4840	2.453757
9,000,001 to 10,000,000	1	9,119,202.88	1.56%	6	4.1500	2.845000	2.51 to 3.00	6	29,285,775.27	5.01%	6	4.4732	2.667248
10,000,001 to 15,000,000	3	35,386,133.94	6.05%	8	4.4895	1.747232	3.01 to 3.50	4	39,547,494.04	6.76%	6	4.6349	3.067124
15,000,001 to 20,000,000	1	16,080,653.37	2.75%	8	4.8800	1.206200	3.51 to 4.00	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	3	75,097,149.91	12.84%	6	4.1849	3.123982	4.01 or greater	2	29,682,231.93	5.08%	6	3.8609	5.004386
30,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	61	584,653,850.14	100.00%	10	4.4249	2.178560
70,000,001 to 90,000,000	0	0.00	0.00%	0	0.0000	0.000000
90,000,001 to 100,000,000	0	0.00	0.00%	0	0.0000	0.000000
100,000,001 and greater	1	108,475,989.10	18.55%	8	4.4670	2.462300
Totals	61	584,653,850.14	100.00%	10	4.4249	2.178560
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	21	194,987,988.55	33.35%	11	4.3739	NAP
							Defeased	21	194,987,988.55	33.35%	11	4.3739	NAP
Arizona	3	4,697,215.24	0.80%	8	4.7488	1.696453
							Industrial	1	1,922,019.41	0.33%	5	5.1700	3.061600
Arkansas	2	3,701,643.64	0.63%	7	4.9642	1.892134
							Lodging	7	151,189,540.76	25.86%	8	4.5558	2.337948
California	7	58,339,184.01	9.98%	18	4.2636	2.561377
							Mixed Use	2	34,151,897.39	5.84%	7	4.2612	1.711814
Colorado	1	3,012,234.59	0.52%	8	4.5400	1.350700
							Mobile Home Park	6	7,638,387.22	1.31%	8	5.1557	2.174728
Florida	2	110,398,008.51	18.88%	8	4.4792	2.472734
							Multi-Family	1	2,559,197.81	0.44%	7	4.8500	1.749700
Georgia	2	11,482,831.87	1.96%	8	4.8735	2.789875
							Office	4	25,354,920.00	4.34%	7	4.2853	1.503048
Illinois	3	14,454,901.87	2.47%	8	4.6407	1.545599
							Retail	30	156,566,962.97	26.78%	11	4.3707	2.358164
Indiana	1	8,024,467.05	1.37%	8	4.2820	1.160700
							Self Storage	2	10,282,936.55	1.76%	8	4.3939	5.636850
Louisiana	1	1,084,355.38	0.19%	8	5.2200	1.807800
							Totals	74	584,653,850.14	100.00%	10	4.4249	2.178560
Michigan	1	1,155,178.52	0.20%	7	5.1700	1.284100

Nevada	3	28,413,028.96	4.86%	6	3.9189	4.126182

New Jersey	1	12,842,441.75	2.20%	8	4.4880	2.130400

North Carolina	2	8,230,322.14	1.41%	8	4.9472	1.434400

Ohio	3	6,455,399.73	1.10%	8	4.7723	0.784627

Oregon	1	9,000,000.00	1.54%	8	4.2730	0.871500

Pennsylvania	1	4,107,079.17	0.70%	7	4.2800	1.502700

South Carolina	2	1,380,443.49	0.24%	7	4.9300	1.941900

Texas	10	68,485,682.20	11.71%	7	4.4628	2.278963

Utah	3	16,954,297.45	2.90%	7	4.5933	1.611687

Virginia	1	6,710,939.04	1.15%	4	4.8500	2.624100

Washington	2	8,647,166.03	1.48%	6	4.4098	1.625727

Wisconsin	1	2,089,041.49	0.36%	8	4.8000	1.134400

Totals	74	584,653,850.14	100.00%	10	4.4249	2.178560

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	20	194,987,988.55	33.35%	11	4.3739	NAP	Defeased	20	194,987,988.55	33.35%	11	4.3739	NAP
	4.500% or less	18	290,352,291.51	49.66%	7	4.3298	2.498953	3 months or less	1	2,551,316.77	0.44%	247	4.5450	1.494200
	4.501% to 4.750%	7	36,836,725.85	6.30%	25	4.5682	1.373055	4 months or greater	40	387,114,544.82	66.21%	7	4.4499	2.325875
	4.751% to 5.000%	8	43,293,265.04	7.40%	7	4.8703	1.832553	Totals	61	584,653,850.14	100.00%	10	4.4249	2.178560
	5.001% to 5.250%	8	19,183,579.19	3.28%	8	5.1037	2.538597
	5.251% to 5.500%	0	0.00	0.00%	0	0.0000	0.000000
	5.501% to 5.750%	0	0.00	0.00%	0	0.0000	0.000000
	5.751% to 6.000%	0	0.00	0.00%	0	0.0000	0.000000
	6.001% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	61	584,653,850.14	100.00%	10	4.4249	2.178560
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	20	194,987,988.55	33.35%	11	4.3739	NAP	Defeased	20	194,987,988.55	33.35%	11	4.3739	NAP
	60 months or less	40	387,114,544.82	66.21%	7	4.4499	2.325875	Interest Only	3	38,682,231.93	6.62%	7	3.9568	4.042808
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
	85 months or greater	1	2,551,316.77	0.44%	247	4.5450	1.494200	121 months to 180 months	2	5,796,661.56	0.99%	8	4.8752	1.476127
	Totals	61	584,653,850.14	100.00%	10	4.4249	2.178560	181 months to 240 months	14	95,246,239.85	16.29%	7	4.6597	2.199633
								241 months to 300 months	22	249,940,728.25	42.75%	10	4.4373	2.119479
								301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	61	584,653,850.14	100.00%	10	4.4249	2.178560
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	20	194,987,988.55	33.35%	11	4.3739	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	40	388,510,683.37	66.45%	9	4.4483	2.323511
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	24 months or greater	1	1,155,178.22	0.20%	7	5.1700	1.284100
	Totals	61	584,653,850.14	100.00%	10	4.4249	2.178560
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	440000204	LO	Miami Beach	FL	Actual/360	4.467%	404,644.14	226,263.88	0.00	N/A	03/01/23	--	108,702,252.90	108,475,989.10	07/01/22
6	440000187	RT	Various	NV	Actual/360	3.811%	76,100.05	0.00	0.00	N/A	01/01/23	--	23,962,231.93	23,962,231.93	07/01/22
7	310917239	RT	Las Vegas	NV	Actual/360	3.955%	131,833.33	0.00	0.00	N/A	11/01/22	--	40,000,000.00	40,000,000.00	07/01/22
8	310916850	OF	Northfield	IL	Actual/360	4.050%	123,187.50	0.00	0.00	N/A	11/01/22	--	36,500,000.00	36,500,000.00	07/01/22
9	310917242	RT	Victoria	TX	30/360	4.460%	96,930.06	96,817.52	0.00	N/A	01/01/23	--	26,079,838.11	25,983,020.59	07/01/22
11	440000194	MU	Del Mar	CA	Actual/360	4.257%	89,406.97	50,912.72	0.00	N/A	02/01/23	--	25,202,810.11	25,151,897.39	07/01/22
13	416000077	LO	Various	Various	Actual/360	4.880%	65,621.09	55,679.09	0.00	N/A	03/01/23	--	16,136,332.46	16,080,653.37	07/01/22
14	310916867	MU	Oakland	CA	Actual/360	4.420%	59,539.16	39,695.10	0.00	N/A	11/01/22	--	16,164,478.25	16,124,783.15	07/01/22
15	440000203	LO	Lakewood	NJ	Actual/360	4.488%	48,203.42	46,172.35	0.00	N/A	03/01/23	--	12,888,614.10	12,842,441.75	07/01/22
17	300140017	MF	Houston	TX	Actual/360	4.460%	46,535.30	30,210.81	0.00	N/A	02/05/23	--	12,520,708.22	12,490,497.41	07/05/22
18	440000205	RT	Fort Worth	TX	Actual/360	4.520%	46,818.15	29,540.76	0.00	N/A	03/01/23	--	12,429,597.28	12,400,056.52	07/01/22
19	300140019	MH	Louisville	KY	Actual/360	5.200%	49,371.45	24,758.52	0.00	N/A	03/01/23	--	11,393,411.86	11,368,653.34	07/01/22
20	440000198	RT	Grand Prairie	TX	Actual/360	4.454%	37,740.26	24,372.29	0.00	N/A	03/01/23	--	10,168,007.96	10,143,635.67	07/01/22
22	440000185	RT	Mesquite	TX	Actual/360	4.150%	31,617.03	23,069.59	0.00	N/A	01/01/23	--	9,142,272.47	9,119,202.88	07/01/22
23	310917337	OF	Goleta	CA	Actual/360	4.340%	32,606.50	22,088.03	0.00	N/A	02/01/23	--	9,015,623.21	8,993,535.18	07/01/22
24	440000199	OF	South Bend	IN	Actual/360	4.282%	28,738.95	29,418.92	0.00	N/A	03/01/23	--	8,053,885.97	8,024,467.05	07/01/22
27	416000076	OF	Rialto	CA	Actual/360	4.880%	26,991.27	38,506.54	0.00	N/A	12/01/22	--	6,637,198.20	6,598,691.66	07/01/22
28	440000201	RT	Chicago	IL	Actual/360	4.393%	30,143.06	19,891.69	0.00	N/A	03/01/23	--	8,233,932.85	8,214,041.16	07/01/22
29	300140029	MU	San Antonio	TX	Actual/360	4.870%	33,819.20	19,071.28	0.00	N/A	02/01/23	--	8,333,274.21	8,314,202.93	07/01/22
30	410917962	IN	North Bergen	NJ	Actual/360	4.530%	31,128.05	19,718.89	0.00	N/A	11/01/22	--	8,245,840.15	8,226,121.26	07/01/22
31	440000188	RT	Aliso Viejo	CA	Actual/360	3.990%	26,940.69	20,743.21	0.00	N/A	02/01/23	--	8,102,462.57	8,081,719.36	07/01/22
32	300140032	MF	Memphis	TN	Actual/360	4.410%	28,678.72	18,949.70	0.00	N/A	02/01/23	--	7,803,732.13	7,784,782.43	07/01/22
33	440000195	LO	Lithia Springs	GA	Actual/360	5.025%	29,746.69	24,169.68	0.00	N/A	03/01/23	--	7,103,687.18	7,079,517.50	07/01/22
34	640915513	RT	Saint George	UT	Actual/360	4.230%	26,423.96	18,726.85	0.00	N/A	01/01/23	--	7,496,159.32	7,477,432.47	07/01/22
35	440000197	MU	Portland	OR	Actual/360	4.273%	32,047.50	0.00	0.00	N/A	03/01/23	--	9,000,000.00	9,000,000.00	07/01/22
37	310917095	OF	Tacoma	WA	Actual/360	4.280%	26,198.08	18,234.72	0.00	N/A	01/01/23	--	7,345,256.48	7,327,021.76	07/01/22
38	310916149	RT	Manteca	CA	Actual/360	4.220%	25,779.91	18,336.76	0.00	N/A	01/01/23	--	7,330,781.45	7,312,444.69	07/01/22
39	310916775	LO	Waynesboro	VA	Actual/360	4.850%	27,220.51	24,033.17	0.00	N/A	11/01/22	--	6,734,972.41	6,710,939.24	07/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
40	300140040	RT	San Antonio	TX	Actual/360	4.550%	27,610.58	17,239.55	0.00	N/A	03/01/23	--	7,281,912.18	7,264,672.63	07/01/22
42	300140042	RT	Simi Valley	CA	Actual/360	4.280%	22,793.64	15,776.50	0.00	N/A	02/01/23	--	6,390,738.88	6,374,962.38	07/01/22
43	300140043	OF	Denver	CO	Actual/360	4.810%	23,813.52	20,638.45	0.00	N/A	03/05/38	--	5,941,001.67	5,920,363.22	07/05/22
44	416000073	RT	Various	Various	Actual/360	4.930%	26,519.46	14,657.44	0.00	N/A	02/01/23	--	6,455,040.04	6,440,382.60	07/01/22
45	416000078	OF	Carpinteria	CA	Actual/360	4.300%	21,180.37	14,450.37	0.00	N/A	03/01/23	--	5,910,802.32	5,896,351.95	07/01/22
46	300140046	IN	Logan	UT	Actual/360	4.490%	22,173.29	14,138.76	0.00	N/A	03/01/23	--	5,926,047.09	5,911,908.33	07/01/22
48	416000074	RT	Various	Various	Actual/360	4.800%	17,974.67	17,150.59	0.00	N/A	03/01/23	--	4,493,668.06	4,476,517.47	07/01/22
49	300140049	RT	Union City	GA	Actual/360	4.630%	17,049.71	15,618.04	0.00	N/A	03/01/23	--	4,418,932.41	4,403,314.37	07/01/22
50	310917948	SS	Goleta	CA	Actual/360	4.070%	19,400.33	0.00	0.00	N/A	03/01/23	--	5,720,000.00	5,720,000.00	07/01/22
51	416000075	RT	Deerfield Township	OH	Actual/360	4.700%	18,560.13	11,002.23	0.00	N/A	03/01/23	--	4,738,756.45	4,727,754.22	06/01/20
52	410916727	SS	Del Rey Oaks	CA	Actual/360	4.800%	18,294.00	10,562.60	0.00	N/A	02/01/23	--	4,573,498.93	4,562,936.33	07/01/22
53	300140053	RT	Texas City	TX	Actual/360	4.660%	17,683.70	10,709.30	0.00	N/A	02/01/23	--	4,553,742.02	4,543,032.72	07/01/22
54	410917505	OF	Allentown	PA	Actual/360	4.280%	14,702.74	15,185.32	0.00	N/A	02/01/23	--	4,122,264.36	4,107,079.04	07/01/22
55	410917748	RT	Las Vegas	NV	Actual/360	4.500%	16,730.35	10,630.66	0.00	N/A	03/01/23	--	4,461,427.69	4,450,797.03	07/01/22
58	310917677	RT	Plainfield	IL	Actual/360	5.070%	16,335.89	13,097.89	0.00	N/A	03/01/23	--	3,866,482.62	3,853,384.73	07/01/22
60	300140060	OF	Auburn Hills	MI	Actual/360	4.540%	13,118.97	12,553.88	0.00	N/A	01/01/23	--	3,467,569.39	3,455,015.51	07/01/22
62	410913672	SS	Sterling Heights	MI	Actual/360	4.520%	11,065.81	10,655.95	0.00	N/A	10/01/22	--	2,937,826.50	2,927,170.55	07/01/22
63	780917611	RT	Greenwood Village	CO	Actual/360	4.540%	11,423.37	7,157.49	0.00	N/A	03/01/23	--	3,019,392.08	3,012,234.59	07/01/22
65	440000202	SS	Fort Worth	TX	Actual/360	4.632%	10,247.36	6,218.51	0.00	N/A	03/01/23	--	2,654,756.89	2,648,538.38	07/01/22
66	440000193	RT	Cypress	CA	Actual/360	4.545%	9,686.23	6,104.01	0.00	N/A	02/01/43	--	2,557,420.78	2,551,316.77	07/01/22
67	440000175	OF	Syracuse	NY	Actual/360	4.650%	9,059.55	8,436.25	0.00	N/A	09/01/22	--	2,337,948.99	2,329,512.74	07/01/22
68	410917442	MF	Fayetteville	AR	Actual/360	4.850%	10,367.21	5,885.70	0.00	N/A	02/01/23	--	2,565,083.12	2,559,197.42	06/01/22
69	780917555	RT	Phoenix	AZ	Actual/360	4.560%	9,436.34	5,871.36	0.00	N/A	03/01/23	--	2,483,248.11	2,477,376.75	07/01/22
71	300140071	MH	North Little Rock	AR	Actual/360	5.220%	4,986.28	3,826.54	0.00	N/A	03/05/23	--	1,146,272.37	1,142,445.83	07/05/22
72	300140072	MH	Baker	LA	Actual/360	5.220%	4,732.74	3,631.97	0.00	N/A	03/05/23	--	1,087,987.35	1,084,355.38	07/05/22
74	300140074	MH	New Braunfels	TX	Actual/360	5.680%	9,333.34	6,288.74	0.00	N/A	03/05/23	--	1,971,833.19	1,965,544.45	07/05/22
75	410916748	IN	Miami	FL	Actual/360	5.170%	8,299.17	4,287.79	0.00	N/A	12/01/22	--	1,926,307.41	1,922,019.62	07/01/22
81	300140081	MH	Conover	NC	Actual/360	5.220%	7,099.12	5,447.94	0.00	N/A	03/05/23	--	1,631,981.76	1,626,533.82	07/05/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type Gross Rate		Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
83	300140083	MH	Spokane	WA	Actual/360	5.130%	5,676.39	7,666.78	0.00	N/A	02/05/23	--	1,327,810.87	1,320,144.09	07/05/22
85	300140085	MH	Tucson	AZ	Actual/360	4.570%	6,005.52	3,751.77	0.00	N/A	02/01/23	--	1,576,942.37	1,573,190.60	07/01/22
90	300140090	MH	Apache Junction	AZ	Actual/360	4.980%	5,447.67	2,961.25	0.00	N/A	02/01/23	--	1,312,690.90	1,309,729.65	07/01/22
93	300140093	RT	Kent	OH	Actual/360	4.990%	4,810.60	3,949.51	0.00	N/A	03/01/23	--	1,156,858.47	1,152,908.96	07/01/22
94	410917689	MH	Swartz Creek	MI	Actual/360	5.170%	4,993.80	3,924.26	0.00	N/A	02/01/23	--	1,159,102.48	1,155,178.22	07/01/22
Totals							2,160,622.85	1,248,859.47	0.00				585,902,709.53	584,653,850.14

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	5,886,818.20	5,129,492.50	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,877,002.00	1,048,205.25	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	5,374,387.95	1,894,639.51	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,408,956.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,793,131.93	2,046,343.74	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	2,519,978.85	2,672,661.00	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	1,623,800.00	344,918.75	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,332,427.42	331,592.11	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,721,463.31	521,131.84	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	1,086,143.00	243,892.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	920,489.97	235,852.87	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	638,362.85	165,817.25	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	1,964,955.42	2,200,973.18	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,215,479.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	586,580.37	98,044.38	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,085,820.32	237,236.66	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	1,666,304.16	1,751,915.27	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
40	826,960.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,236,552.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	1,025,479.00	257,647.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	685,204.27	235,773.58	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	521,281.80	127,554.44	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
49	963,387.16	242,666.79	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1,406,210.52	441,571.76	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
51	220,665.00	0.00	--	--	04/11/22	309,721.38	29,418.87	28,251.78	707,586.58	63,105.59	0.00
52	1,094,293.53	287,533.42	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	885,138.80	156,239.59	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
55	1,151,182.00	229,310.70	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
58	740,060.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	290,528.67	251,685.35	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
65	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
66	277,200.00	70,784.64	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
67	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
68	381,267.74	89,541.28	01/01/22	03/31/22	--	0.00	0.00	16,210.16	16,210.16	0.00	0.00
69	231,257.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
71	215,049.68	181,343.46	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
72	0.00	48,883.56	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
74	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
75	402,868.35	123,550.29	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
81	0.00	91,451.86	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
83	375,485.10	107,200.40	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
85	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
90	246,437.45	65,218.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
93	225,514.50	98,915.15	05/01/21	10/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
94	0.00	108,953.00	01/01/19	09/30/19	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	50,104,123.72	22,138,540.58				309,721.38	29,418.87	44,461.94	723,796.74	63,105.59	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/15/22	0	0.00	0	0.00	1	4,727,754.22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.424942%	4.388049%	10
06/17/22	0	0.00	0	0.00	1	4,738,756.45	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.425218%	4.388322%	11
05/17/22	0	0.00	0	0.00	1	4,749,098.15	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.425480%	4.388582%	12
04/18/22	0	0.00	0	0.00	1	4,760,017.11	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.425751%	4.388850%	13
03/17/22	0	0.00	0	0.00	1	4,770,273.11	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.426008%	4.342732%	14
02/17/22	0	0.00	0	0.00	1	4,782,353.31	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.426299%	4.343020%	15
01/18/22	0	0.00	0	0.00	1	4,792,519.28	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.426552%	4.343274%	16
12/17/21	0	0.00	0	0.00	1	4,802,644.27	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.426802%	4.343525%	17
11/18/21	0	0.00	0	0.00	1	4,813,354.33	0	0.00	0	0.00	0	0.00	0	0.00	1	74,250,000.00	4.427062%	4.343785%	18
10/18/21	0	0.00	0	0.00	1	4,823,395.34	0	0.00	0	0.00	0	0.00	0	0.00	2	5,949,388.79	4.406471%	4.329529%	45
09/17/21	0	0.00	0	0.00	2	115,495,144.34	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.413735%	4.336696%	46
08/17/21	0	0.00	0	0.00	2	115,709,556.33	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.413988%	4.336940%	47
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
51	416000075	06/01/20	24	6	28,251.78	707,586.58	88,341.84	4,984,227.09	06/04/20	13
68	410917442	06/01/22	0	B	16,210.16	16,210.16	0.00	2,565,083.12
Totals					44,461.94	723,796.74	88,341.84	7,549,310.21
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		205,975,608	205,975,608	0		0
7 - 12 Months		370,206,562	365,478,808	4,727,754		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		8,471,680	8,471,680	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-22	584,653,850	579,926,096	0	0	4,727,754	0
Jun-22	585,902,710	581,163,953	0	0	4,738,756	0
May-22	587,090,884	582,341,786	0	0	4,749,098	0
Apr-22	588,330,529	583,570,512	0	0	4,760,017	0
Mar-22	589,509,242	584,738,969	0	0	4,770,273	0
Feb-22	590,852,548	586,070,195	0	0	4,782,353	0
Jan-22	592,021,434	587,228,915	0	0	4,792,519	0
Dec-21	593,185,765	588,383,121	0	0	4,802,644	0
Nov-21	594,402,367	589,589,013	0	0	4,813,354	0
Oct-21	670,882,791	666,059,395	0	0	4,823,395	0
Sep-21	678,055,986	562,560,841	0	0	115,495,144	0
Aug-21	679,216,922	563,507,365	0	0	115,709,556	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
51	416000075	4,727,754.22	4,984,227.09	5,700,000.00	03/11/22	152,699.00	0.43040	12/31/21	03/01/23	247
Totals		4,727,754.22	4,984,227.09	5,700,000.00		152,699.00

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
51	416000075	RT	OH	06/04/20	13

Loan transferred for Payment Default as a result of the Covid-19 pandemic. Discussions with Borrower are ongoing and Special Servicer is evaluating the appropriate next steps. Borrower has re-leased vacant space and SS is in discussions with

Borrower rega rding latest relief proposal. Borrower has provided another request for relief which is under review and lender to consider dual tracking with litigation. Lender is dual tracking settlement talks with litigation.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	440000204	114,344,975.16	4.46700%	114,153,904.62 4.46700%		10	12/23/20	04/01/20	01/11/21
Totals		114,344,975.16		114,153,904.62
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
16	300140016 07/17/18	13,687,800.86	8,200,000.00	9,118,507.92	828,999.83	9,118,507.92	8,289,508.09	5,398,292.77	0.00	(163.13)	5,398,455.90	35.39%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		13,687,800.86	8,200,000.00	9,118,507.92	828,999.83	9,118,507.92	8,289,508.09	5,398,292.77	0.00	(163.13)	5,398,455.90

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
16	300140016	07/16/21	0.00	0.00	5,398,455.90	0.00	0.00	163.13	0.00	0.00	5,398,455.90
		03/15/19	0.00	0.00	5,398,292.77	0.00	0.00	7,014.84	0.00	0.00
		09/17/18	0.00	0.00	5,391,277.93	0.00	0.00	(7,014.84)	0.00	0.00
		07/17/18	0.00	0.00	5,398,292.77	0.00	0.00	5,398,292.77	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	5,398,455.90	0.00	0.00	5,398,455.90	0.00	0.00	5,398,455.90

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
15	0.00	0.00	0.00	0.00	943.76	0.00	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	0.00	0.00	326.68	0.00	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	987.24	0.00	0.00	1,207.91	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	987.24	0.00	1,270.44	1,207.91	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		3,465.59

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Supplemental Notes
None

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